SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 16, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock par value, per share		$ 0.001	$ 0.001	$ 0.001
Stock Purchase Agreements [Member]
Subsequent Event [Line Items]
Issuance of units	3,294,117
Purchase price	$ 4.25
Aggregate purchase price	$ 14,000,000,000
Stock Purchase Agreements [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock par value, per share	$ 0.001
Stock Purchase Agreements [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price	$ 5.50
Warrant exercisable term	3 years
Subsequent Event [Member] | Stock Purchase Agreements [Member]
Subsequent Event [Line Items]
Issuance of units	3,294,117
Purchase price	$ 4.25
Aggregate purchase price	$ 14,000,000
Subsequent Event [Member] | Stock Purchase Agreements [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock par value, per share	$ 0.001
Subsequent Event [Member] | Stock Purchase Agreements [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price	$ 5.50
Warrant exercisable term	3 years